RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024
Related Party Transaction [Line Items]
Repayments of Related Party Debt		$ 130,205	$ 170,000
Other Liabilities		99,934	78,845	$ 99,353
Other Liabilities, Current		400,012		426,921
Related Party [Member]
Related Party Transaction [Line Items]
Other Liabilities		400,012	556,217
Other Liabilities, Current		400,012	555,217	$ 426,921
Director [Member] | Mark Lynn [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current		104,568	104,568
Director [Member] | Trevor Pettennude [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current		175,000	325,000
Proceeds from Related Party Debt	$ 325,000
Officer [Member] | Accrued Salary and Expense Reimbursements [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current		87,222	$ 100,649
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Other Liabilities, Current		$ 33,222